ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		12 Months Ended
	Jul. 27, 2016 shares	Dec. 31, 2021 USD ($) a	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Area of land | a		154,000
Exchange rates amount		$ 44,803
Cost of fees		$ 12,796
Other Machinery and Equipment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property and equipment estimated useful Life		10 years
Vehicles [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property and equipment estimated useful Life		5 years
Computer Equipment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property and equipment estimated useful Life		3 years
Brazilian Real Investment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash insurred		$ 250,000
Brazil Minerals [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		24.56%
Mineracao Jupiter Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	99.99%	99.99%	99.99%
Number of shares issued | shares	4,000,000